Long-Term Debt - Debt Maturity Schedule (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Maturities
2019	$ 646
2020	354,072
2021	4,683
2022	1,336,548
2023	0
Thereafter	1,005,082
Total	2,701,031
Revolving Credit Facility
Maturities
2022	969,500
Total	969,500
Senior unsecured notes
Maturities
2020	353,424
2022	367,048
Thereafter	1,005,082
Total	1,725,554
Other long-term debt
Maturities
2019	646
2020	648
2021	4,683
2022	0
2023	0
Thereafter	0
Total	$ 5,977